Description of Business (Details Narrative) - USD ($) $ in Millions			1 Months Ended
	Jun. 11, 2026	Dec. 17, 2025	Jan. 31, 2025	Jun. 30, 2026	Jan. 31, 2026	Jan. 13, 2026
Liabilities		$ 3.9
Joint venture formation description			SA Inc. formed a 50:50 joint venture with New Era Energy & Digital Inc. (“NUAI”), named Texas Critical Data Centers LLC (“TCDC”), to fund, develop, and construct a planned 250MW net-zero energy data center behind the meter with a natural gas-fired power plant within the Permian Basin in Western Texas.
Sharon A I Inc [Member]
Liabilities		$ 3.9
Texas Critical Data Centers LLC [Member]
Ownership interest				50.00%	50.00%	50.00%
Common Class A [Member]
Common stock issued	8,430,784	10,506,472
Common Class A [Member] | Sharon A I Inc [Member]
Common stock issued		10,506,472
Common Class B [Member]
Common stock issued		136,341
Common Class B [Member] | Sharon A I Inc [Member]
Common stock issued		136,341